Annual Total Returns [BarChart] - AEW Global Focused Real Estate Fund - Class Y	Jun. 01, 2021
Bar Chart Table:
Annual Return 2011	9.57%
Annual Return 2012	16.38%
Annual Return 2013	1.17%
Annual Return 2014	30.32%
Annual Return 2015	4.76%
Annual Return 2016	6.01%
Annual Return 2017	3.86%
Annual Return 2018	(4.49%)
Annual Return 2019	24.22%
Annual Return 2020	(5.57%)